INCOME TAX (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 24,691,039	$ 24,850,918	$ 23,104,882
Total unused tax losses	24,691,039	24,850,918	23,104,882
Unrecognized temporary differences associated with the Group's investments in subsidiaries	24,691,039	24,850,918	23,104,882
UNITED STATES
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 5,665,976	6,123,340	5,541,152
Corporate income tax rate description	The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21% flat rate.
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [Member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 5,665,976	6,123,340	5,541,152
Subsidiaries Australia [Member]
IfrsStatementLineItems [Line Items]
Potential tax benefit	$ 19,025,063	$ 18,727,578	$ 17,563,730